Derivatives Warrant Liabilities - Schedule of Fair Value Outstanding Series A Warrants (Details) - Series A warrants [Member] - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Derivatives Warrant Liabilities - Schedule of Fair Value Outstanding Series A Warrants (Details) [Line Items]
Balance	1,285,802	1,837,461
Classification to equity	(1,285,802)
Exercise of warrants		0
Balance	1,837,461
Balance	0	758,872
Change in fair value		526,930